UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2010 (unaudited)	High Yield Fund

		Market
	Shares	Value
COMMON STOCKS - 0.3%
Financials - 0.1%
CIT Group, Inc.*, †	4,569	$186,506
Bimini Capital Management, Inc. — Class A†	5,378	4,518

Total Financials		191,024

Consumer Discretionary - 0.1%
New Young Broadcasting Holdings Co.*,††,2	96	187,200
Energy - 0.1%
Stallion Oilfield Holdings Ltd.*,††,2,3	8,257	148,626
Information Technology - 0.0%
SemGroup Corp. — Class A*,†††,2	3,363	77,349

TOTAL COMMON STOCKS (Cost $768,837)		604,199

PREFERRED STOCKS - 0.2%
Medianews Group, Inc.
0.00% *,†††,2	11,074	193,795
Sears Holdings Corp.
7.40% due 02/01/43†	7,500	120,703
7.00% due 07/15/42*†	3,800	62,463
U.S. Shipping Corp. *,†††,2	14,718	36,795
Freddie Mac[4]
8.38% due 12/31/12*†	17,000	7,310
Fannie Mae[4]
8.25% due 12/31/10*†	12,000	5,220
4.38% due 05/13/11*†	5,000	2,050

TOTAL PREFERRED STOCKS (Cost $1,696,597)		428,336

WARRANTS - 0.3%
New Young Broadcasting Holding Co.
$0.01, 2024††,2	261	508,950
SemGroup Corp.
$0.00, 2014†††,2	3,540	18,143

TOTAL WARRANTS (Cost $526,650)		527,093

EXCHANGE TRADED FUNDS† - 1.1%
SPDR Barclays Capital High Yield Bond ETF	25,800	1,032,258
iShares iBoxx $ High Yield Corporate Bond Fund	11,500	1,031,435

TOTAL EXCHANGE TRADED FUNDS (Cost $2,000,981)		2,063,693

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 88.1%
Sprint Capital Corp.
6.90% due 05/01/19	$5,600,000	$5,628,000
Nelnet, Inc.
7.40% due 09/29/36[5]	6,270,000	5,477,697
International Lease Finance Corp.
5.65% due 06/01/14	4,900,000	4,752,999
8.75% due 03/15/17[3,6]	500,000	536,250
CIT Group, Inc.
7.00% due 05/01/17	4,435,740	4,341,481
7.00% due 05/01/16	132,672	130,682
7.00% due 05/01/14	79,603	79,404
7.00% due 05/01/15	79,603	79,006
7.00% due 05/01/13	53,068	53,333
Energy XXI Gulf Coast, Inc.
10.00% due 06/15/13	4,250,000	4,420,000
Catalent Pharma Solutions, Inc.
10.25% due 04/15/15	3,978,525	4,018,310
Ford Motor Credit Company LLC
7.00% due 04/15/15	2,000,000	2,137,160
8.00% due 12/15/16	1,000,000	1,130,371
8.13% due 01/15/20	600,000	689,439
Amkor Technology, Inc.
9.25% due 06/01/16	3,275,000	3,512,438
US Oncology, Inc.
9.13% due 08/15/17	2,200,000	2,332,000
10.75% due 08/15/14	1,084,000	1,127,360
NRG Energy, Inc.
8.50% due 06/15/19	2,750,000	2,897,813
8.25% due 09/01/20[3]	500,000	515,625
Satelites Mexicanos S.A. de CV
9.28% due 11/30/11[5]	3,578,505	3,372,740
AES Red Oak LLC
8.54% due 11/30/19	3,217,410	3,305,889
AMC Entertainment, Inc.
8.00% due 03/01/14	3,272,000	3,300,630
Penske Automotive Group, Inc.
7.75% due 12/15/16	3,250,000	3,172,812
E*Trade Financial Corp.
7.88% due 12/01/15	3,225,000	3,152,438
Nuveen Investments, Inc.
10.50% due 11/15/15	3,150,000	3,130,313
Sabre Holdings Corp.
8.35% due 03/15/16	3,000,000	3,059,999
Hospitality Properties Trust
6.70% due 01/15/18	2,850,000	3,055,088
Forest City Enterprises, Inc.
7.63% due 06/01/15	2,213,000	2,113,415
6.50% due 02/01/17	1,000,000	865,000
Ineos Group Holdings plc
8.50% due 02/15/16[3,6]	3,500,000	2,961,875
KAR Auction Services, Inc.
8.75% due 05/01/14	2,700,000	2,811,375
Central Garden and Pet Co.
8.25% due 03/01/18	2,750,000	2,808,437
HCA, Inc.
9.25% due 11/15/16	2,250,000	2,435,624
7.88% due 02/15/20	250,000	273,438
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[3,6]	2,423,866	2,666,253
Pinnacle Entertainment, Inc.
7.50% due 06/15/15	2,750,000	2,660,625
Transocean, Inc.
6.00% due 03/15/18	2,500,000	2,659,000
Appleton Papers, Inc.
10.50% due 06/15/15[3,6]	2,750,000	2,578,125
Constellation Brands, Inc.
8.38% due 12/15/14	1,239,000	1,367,546
7.25% due 05/15/17	1,050,000	1,119,563
Key Energy Services, Inc.
8.38% due 12/01/14	2,250,000	2,373,750
Neiman Marcus Group, Inc.
10.38% due 10/15/15	2,250,000	2,362,500
Griffin Coal Mining Company Pty Ltd.
9.50% due 12/01/16[3,6,7]	3,880,000	2,294,050

Schedule of Investments
September 30, 2010 (unaudited)	High Yield Fund

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 88.1% (continued)
Radnet Management, Inc.
10.38% due 04/01/18[3,6]	$2,400,000	$2,196,000
Easton-Bell Sports, Inc.
9.75% due 12/01/16	2,000,000	2,172,500
Seagate HDD Cayman
6.88% due 05/01/20[3,6]	2,100,000	2,052,750
Travelport LLC
9.88% due 09/01/14	1,975,000	2,031,781
Healthsouth Corp.
8.13% due 02/15/20	1,900,000	1,976,000
Pinnacle Foods Finance LLC
9.25% due 04/01/15[3,6]	1,850,000	1,924,000
Nielsen Finance LLC
12.50% due 08/01/11[8]	1,000,000	1,001,250
10.00% due 08/01/14	800,000	841,000
Regal Cinemas Corp.
8.63% due 07/15/19	1,750,000	1,835,313
Ally Financial, Inc.
8.00% due 11/01/31	1,400,000	1,473,426
6.75% due 12/01/14	350,000	361,147
Reynolds Group Issuer, Inc.
7.75% due 10/15/16[3,6]	1,800,000	1,831,500
VWR Funding, Inc.
10.75% due 06/30/17[3,6]	1,903,231	1,808,069
West Corp.
9.50% due 10/15/14	1,450,000	1,517,063
11.00% due 10/15/16	250,000	265,625
Icahn Enterprises LP
8.00% due 01/15/18	1,750,000	1,758,750
Continental Airlines
7.34% due 04/19/14†††,2	1,239,102	1,239,102
7.03% due 06/15/11	455,657	453,379
Mohegan Tribal Gaming Authority
6.88% due 02/15/15	2,000,000	1,102,500
7.13% due 08/15/14	1,000,000	585,000
Hanesbrands, Inc.
8.00% due 12/15/16	1,500,000	1,584,375
4.12% due 12/15/14[5,6]	100,000	96,250
Tesoro Corp.
6.50% due 06/01/17	1,600,000	1,576,000
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	990,000
12.38% due 11/01/14	500,000	556,250
Vanguard Health Holdings Company, II LLC
8.00% due 02/01/18	1,500,000	1,522,500
GeoEye, Inc.
9.63% due 10/01/15	1,350,000	1,473,188
Sino-Forest Corp.
10.25% due 07/28/14[3,6]	1,225,000	1,421,000
Berry Plastics Corp.
9.50% due 05/15/18	1,500,000	1,410,000
General Nutrition Centers, Inc.
5.75% due 03/15/14[5]	1,250,000	1,239,063
Kansas City Southern Railway
13.00% due 12/15/13	1,000,000	1,211,250
Edison Mission Energy
7.63% due 05/15/27	1,750,000	1,176,875
Radio One, Inc.
6.38% due 02/15/13[7]	1,350,000	1,135,688
Toys R Us Property Co.
10.75% due 07/15/17	1,000,000	1,130,000
Sonic Automotive, Inc.
9.00% due 03/15/18	1,000,000	1,037,500
Seagate Technology HDD Holdings
6.80% due 10/01/16	950,000	969,000
Western Refining, Inc.
11.25% due 06/15/17[3,6]	1,000,000	940,000
CommonWealth REIT
0.89% due 03/16/11[5]	875,000	873,213
Michaels Stores, Inc.
11.38% due 11/01/16	800,000	869,000
Boyd Gaming Corp.
7.13% due 02/01/16	925,000	773,531
Bumble Bee Foods LLC
7.75% due 12/15/15	720,000	770,400
GenOn Escrow Corp.
9.88% due 10/15/20[3]	600,000	573,000
Block Communications, Inc.
8.25% due 12/15/15[3,6]	525,000	525,656
Petroquest Energy, Inc.
10.00% due 09/01/17	500,000	505,000
MGM Resorts International
9.00% due 03/15/20[3,6]	250,000	263,125
11.13% due 11/15/17	200,000	227,750
Rabobank Capital Funding Trust II
5.26% due 12/31/49[3,5,6,9]	500,000	488,731
Noble Group, Ltd.
6.63% due 03/17/15[3,6]	450,000	465,554
SunGard Data Systems, Inc.
10.63% due 05/15/15	400,000	446,000
Marquee Holdings, Inc.
9.51% due 08/15/14	500,000	410,000
Harry & David Operations Corp.
9.00% due 03/01/13	600,000	402,000
PolyOne Corp.
6.58% due 02/23/11	375,000	375,938
Huntsman International LLC
8.63% due 03/15/21[3]	300,000	310,500
Progress Capital Trust I
10.50% due 06/01/27	300,000	308,773
Morris Publishing Group LLC
10.00% due 09/01/14	291,241	278,135
United Air Lines, Inc.
9.88% due 08/01/13[3,6]	250,000	271,250
CMP Susquehanna Corp.
9.88% due 05/15/14	800,000	264,000
Kansas City Southern de Mexico S.A. de CV
7.63% due 12/01/13	250,000	258,750
Advanced Micro Devices, Inc.
7.75% due 08/01/20[3,6]	250,000	258,125
MetroPCS Wireless, Inc.
7.88% due 09/01/18	250,000	257,500
BE Aerospace, Inc.
6.88% due 10/01/20	250,000	255,000
Linn Energy LLC
7.75% due 02/01/21[3]	250,000	252,188
American Railcar Industries, Inc.
7.50% due 03/01/14	250,000	250,625
Tenet Healthcare Corp.
8.00% due 08/01/20[3]	250,000	249,375
Aquilex Holdings LLC
11.13% due 12/15/16	250,000	247,500

Schedule of Investments
September 30, 2010 (unaudited)	High Yield Fund

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 88.1% (continued)
Anixter, Inc.
5.95% due 03/01/15	$250,000	$245,625
Invista
9.25% due 05/01/12[3,6]	241,000	244,013
Inergy, LP
7.00% due 10/01/18[3]	200,000	205,000
Nationwide Mutual Insurance Co.
8.25% due 12/01/31[3,6]	150,000	160,321
Digicel Group, Ltd.
10.50% due 04/15/18[3,6]	100,000	109,750
Invacare Corp.
9.75% due 02/15/15[6]	100,000	106,750
Qwest Corp.
7.88% due 09/01/11	100,000	105,875
Scotts Miracle-Gro Co.
7.25% due 01/15/18	100,000	105,375
Ineos Finance plc
9.00% due 05/15/15[3,6]	100,000	104,375
AutoNation, Inc.
6.75% due 04/15/18	100,000	102,500
Sealy Mattress Co.
10.88% due 04/15/16[3,6]	90,000	101,925
Casella Waste Systems, Inc.
9.75% due 02/01/13	100,000	100,750
FCB Capital Trust I
8.05% due 03/01/28	50,000	49,823
CSC Holdings LLC
6.75% due 04/15/12	22,000	23,018
East Coast Power LLC
7.07% due 03/31/12	22,232	22,934
Idearc, Inc.
8.00% due 11/15/16[7]	23,450	5,863
Neff Corp.
10.00% due 06/01/15[7]	100,000	1,875
Reader’s Digest Association, Inc.
9.00% due 02/15/17[7]	100,000	1,000
Metaldyne Corp.
11.00% due 06/15/12†††,2,7	500,000	—
SemGroup, LP
8.75% due 11/15/15†††,2,7	1,300,000	—

TOTAL CORPORATE BONDS (Cost $154,709,271)		164,882,338

CONVERTIBLE BONDS†† - 4.0%
Hologic, Inc.
2.00% due 12/15/37[8]	2,550,000	2,358,749
USEC, Inc.
3.00% due 10/01/14	1,950,000	1,542,938
Sonic Automotive, Inc.
5.00% due 10/01/29	1,200,000	1,270,500
Forest City Enterprises, Inc.
5.00% due 10/15/16[3,6]	1,000,000	1,163,750
E*Trade Financial Corp.
0.00% due 08/31/19	750,000	1,054,688
Invacare Corp.
4.13% due 02/01/27	150,000	178,125

TOTAL CONVERTIBLE BONDS (Cost $6,581,431)		7,568,750

SENIOR FLOATING RATE INTERESTS†† - 1.1%
Sabre Holdings Corp., Term Loan
2.26% due 03/30/14[1]	307,349	283,770
2.48% due 03/30/14[1]	174,129	160,770
Open Solutions, Inc., Term Loan - 1st Lien
2.63% due 01/23/14[1]	514,500	428,321
Tribune Company, Term Loan B
0.00% due 05/17/14[1,7]	493,750	320,938
New Young Broadcasting Holding Co.
8.00% due 06/30/15[1,2]	214,048	212,978
Gartmore Investment Management, Term Loan B-2
2.26% due 05/11/14[1]	191,190	172,071
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan
0.00% due 04/08/12[1,7]	388,889	169,572
Medianews Group, Inc.†††
8.50% due 01/15/14[1,2]	149,166	144,691
GateHouse Media, Inc., Initial Term Loan
2.26% due 08/28/14[1]	363,365	134,899
GateHouse Media, Inc., DD Term Loan B
2.26% due 08/28/14[1]	124,714	46,300
2.27% due 08/28/14[1]	10,870	4,035

TOTAL SENIOR FLOATING RATE INTERESTS (Cost $2,924,313)		2,078,345

REPURCHASE AGREEMENT†† - 3.9%
UMB Financial Corp., 0.09%, dated 09/30/10, matures 10/01/10; repurchase amount $7,301,018 (Collateralized by Federal Home Loan Bank, 2.75%, 03/13/15 with a value of $7,448,704)	7,301,000	7,301,000

TOTAL REPURCHASE AGREEMENT (Cost $7,301,000)		7,301,000

Total Investments - 99.0% (Cost $176,509,080)		$185,453,754
Cash & Other Assets, Less Liabilities - 1.0%		1,930,297

Total Net Assets - 100.0%		$187,384,051

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

†††	Value determined based on Level 3 inputs.

[1]	Security is a senior floating rate interest.

[2]	Security was fair valued by the Valuation Committee at September 30, 2010. The total market value of fair valued securities amounts to $2,767,629, (cost $3,317,603) or 1.5% of total net assets.

[3]	Security was acquired through a private placement.

[4]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[5]	Variable rate security. Rate indicated is rate effective at September 30, 2010.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $27,569,447, (cost $27,649,648) or 14.7% of total net assets.

[7]	Security is in default of interest and/or principal obligations.

[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[9]	Perpetual

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments
September 30, 2010 (unaudited)	U.S. Intermediate Bond Fund

		Market
	Shares	Value
PREFERRED STOCKS - 2.6%
JPMorgan Chase Capital
6.70% due 04/02/40*,††	$120,000	$3,047,999
Woodbourne Capital Trust III
0.00% due 04/01/49*,†††,1,2,3,4,5	950,000	178,263
Woodbourne Capital Trust IV
0.00% due 04/01/49*,†††,1,2,3,4,5	950,000	178,263
Woodbourne Capital Trust I
0.00% due 04/01/49*,†††,1,2,3,4,5	950,000	178,263
Woodbourne Capital Trust II
0.00% due 04/01/49*,†††,1,2,3,4,5	950,000	178,263

TOTAL PREFERRED STOCKS (Cost $6,818,354)		3,761,051

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 56.4%
JPMorgan Chase & Co.
3.40% due 06/24/15	$3,000,000	$3,114,350
4.65% due 06/01/14	2,500,000	2,736,493
6.30% due 04/23/19	1,000,000	1,158,861
Omnicom Group, Inc.
6.25% due 07/15/19	4,000,000	4,702,516
BlackRock, Inc.
6.25% due 09/15/17	3,000,000	3,587,309
Rensselaer Polytechnic Institute
5.60% due 09/01/20	3,000,000	3,319,409
Merrill Lynch & Company, Inc.
5.30% due 09/30/15	3,000,000	3,201,306
Standard Chartered plc
6.41% due 12/29/49[1,2,3,5]	3,250,000	3,085,052
ITT Corp.
4.90% due 05/01/14	2,500,000	2,751,548
Ford Motor Credit Company LLC
7.00% due 04/15/15	2,500,000	2,671,450
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,649,200
DIRECTV Holdings LLC
3.55% due 03/15/15	2,500,000	2,595,107
Devon Financing Corporation ULC
6.88% due 09/30/11	2,300,000	2,433,208
Johns Hopkins University
5.25% due 07/01/19	2,000,000	2,331,860
Praxair, Inc.
5.20% due 03/15/17	1,050,000	1,206,277
4.63% due 03/30/15	1,000,000	1,122,147
American Water Capital Corp.
6.09% due 10/15/17	2,000,000	2,277,642
Wyeth
5.50% due 03/15/13	2,000,000	2,214,021
BellSouth Corp.
6.00% due 10/15/11	2,000,000	2,108,063
Transcontinental Gas Pipe Line Company LLC
7.00% due 08/15/11	2,000,000	2,101,458
Vodafone Group plc
5.50% due 06/15/11	2,000,000	2,066,880
Morgan Stanley
4.10% due 01/26/15	2,000,000	2,066,254
General Mills, Inc.
5.25% due 08/15/13	1,000,000	1,116,184
5.70% due 02/15/17	800,000	944,510
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,500,000	1,722,189
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	1,500,000	1,649,807
Medtronic, Inc.
3.00% due 03/15/15	1,500,000	1,588,412
AstraZeneca plc
5.90% due 09/15/17	1,250,000	1,504,620
Kaupthing Bank HF
3.49% due 01/15/10[3,5,6]	5,000,000	1,337,500
Starbucks Corp.
6.25% due 08/15/17	1,000,000	1,163,503
Brown-Forman Corp.
5.00% due 02/01/14	1,000,000	1,097,422
Citigroup, Inc.
6.38% due 08/12/14	500,000	555,238
4.75% due 05/19/15	500,000	526,047
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,079,558
General Electric Capital Corp.
6.00% due 06/15/12	1,000,000	1,079,225
Wells Fargo & Co.
4.38% due 01/31/13	1,000,000	1,067,214
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,000,000	1,062,183
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,060,234
American Express Bank FSB
3.15% due 12/09/11	1,000,000	1,031,053
American Express Credit Corp.
2.75% due 09/15/15	1,000,000	1,006,271
AT&T, Inc.
4.85% due 02/15/14	700,000	775,187
5.35% due 09/01/40[3]	41,000	41,193
Statoil ASA
2.90% due 10/15/14	500,000	524,517
Hartford Financial Services Group, Inc.
4.00% due 03/30/15	500,000	511,569
PPG Industries, Inc.
7.40% due 08/15/19	350,000	444,585
Residential Capital LLC
8.50% due 06/01/12	350,000	350,000
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	300,000	348,764
Duke Energy Ohio, Inc.
5.70% due 09/15/12	300,000	325,479
CRH America, Inc.
6.95% due 03/15/12	300,000	320,242
Arizona Public Service Co.
6.38% due 10/15/11	300,000	316,083
Tenet Healthcare Corp.
9.25% due 02/01/15	58,000	62,278
6.38% due 12/01/11	12,000	12,240
Express Pipeline, LP
6.47% due 12/31/13[3,5]	70,667	71,391
Allegheny Energy Supply Company LLC
8.25% due 04/15/12[3,5]	65,000	70,196

Schedule of Investments
September 30, 2010 (unaudited)	U.S. Intermediate Bond Fund

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 56.4% (continued)
Georgia-Pacific LLC
8.00% due 01/15/24	$51,000	$57,248
Allied Waste North America, Inc.
5.75% due 02/15/11	50,000	50,786
Ship Finance International Ltd.
8.50% due 12/15/13	46,000	46,690
AMC Entertainment, Inc.
8.00% due 03/01/14	46,000	46,403
Millicom International Cellular S.A.
10.00% due 12/01/13	42,000	43,208
AT&T Corp.
7.30% due 11/15/11	37,000	39,627
8.00% due 11/15/31	2,000	2,675
PSEG Energy Holdings LLC
8.50% due 06/15/11	34,000	34,736
Affinia Group Holdings, Inc.
9.00% due 11/30/14	30,000	30,900
PXRE Capital Trust I
8.85% due 02/01/27	31,000	27,978
TIG Holdings, Inc.
8.60% due 01/15/27[3,5]	34,000	27,030
DPL, Inc.
6.88% due 09/01/11	25,000	26,329
Browning-Ferris Industries, Inc.
9.25% due 05/01/21	20,000	25,547
Legrand France S.A.
8.50% due 02/15/25	20,000	24,141
Williams Companies, Inc.
8.75% due 03/15/32	18,000	22,556
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	21,567
Toys R Us, Inc.
7.38% due 10/15/18	21,000	20,055
Constar International, Inc.
3.75% due 02/15/12[1,5]	15,000	12,825
AES Corp.
8.75% due 05/15/13[3,5]	11,000	11,165
Qwest Corp.
3.54% due 06/15/13[1]	10,000	10,450
Nortel Networks Ltd.
6.88% due 09/01/23[6]	31,000	8,525
Harry & David Operations Corp.
5.30% due 03/01/12[1]	12,000	7,920
Geo Specialty Chemicals
7.50% due 03/31/15†††,4	11,056	5,528
AAC Group Holding Corp.
10.25% due 10/01/12[3,5,7]	5,000	4,900
Sonic Automotive, Inc.
8.63% due 08/15/13	4,000	4,070
Sinclair Broadcast Group, Inc.
8.00% due 03/15/12	4,000	4,008

TOTAL CORPORATE BONDS (Cost $78,760,746)		80,882,172

U.S. GOVERNMENT SECURITIES† - 34.6%
U.S. Treasury Notes
2.75% due 02/28/13	8,000,000	8,435,623
2.13% due 05/31/15	6,500,000	6,776,770
1.88% due 06/30/15	5,000,000	5,152,345
3.50% due 05/31/13	4,500,000	4,855,779
2.75% due 05/31/17	4,000,000	4,231,564
2.75% due 02/15/19	4,000,000	4,149,688
3.50% due 05/15/20	3,500,000	3,799,145
2.38% due 03/31/16	3,000,000	3,145,548
0.88% due 03/31/11	3,000,000	3,009,843
1.38% due 05/15/12	2,500,000	2,540,528
0.75% due 08/15/13	2,000,000	2,007,500
2.63% due 08/15/20	1,500,000	1,514,063

TOTAL U.S. GOVERNMENT SECURITIES (Cost $47,895,616)		49,618,396

MORTGAGE BACKED SECURITIES†† - 3.6%
Federal Home Loan Bank[8]
1.25% due 10/14/10	2,000,000	2,000,750
Master Adjustable Rate Mortgages Trust
2003-5, 2.01% due 11/25/33[1]	1,337,337	1,132,559
Countrywide Alternative Loan Trust
2005-30CB, 0.56% due 08/25/35[1]	2,353,070	1,092,584
Homebanc Mortgage Trust
2006-1, 2.65% due 04/25/37[1]	726,950	475,080
Chase Mortgage Finance Corp.
2005-A1 2A2, 5.18% due 12/25/35[1]	414,389	394,565
JP Morgan Mortgage Trust
2006-A3, 3.50% due 04/25/36[1]	82,048	67,362
Fannie Mae[9]
FNR 1990-108 G, 7.00% due 09/25/20	21,153	24,564
Ginnie Mae
#518436, 7.25% due 09/15/29	18,054	20,577
G2 1849, 8.50% due 08/20/24	2,900	3,476

TOTAL MORTGAGE BACKED SECURITIES (Cost $6,954,791)		5,211,517

ASSET BACKED SECURITIES†† - 0.9%
Credit-Based Asset Servicing and Securitization LLC
0.52% due 08/25/35[1]	675,039	629,527
Residential Asset Mortgage Products, Inc.
0.53% due 07/25/35[1]	621,561	600,962

TOTAL ASSET BACKED SECURITIES (Cost $1,296,600)		1,230,489

CONVERTIBLE BOND†† - 0.0%
E*Trade Financial Corp.
0.00% due 08/31/19	25,000	35,156

TOTAL CONVERTIBLE BOND (Cost $25,359)		35,156

Total Investments - 98.1% (Cost $141,751,466)		$140,738,781
Cash & Other Assets, Less Liabilities - 1.9%		2,768,125

Total Net Assets - 100.0%		$143,506,906

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

†††	Value determined based on Level 3 inputs.

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2010.

[2]	Perpetual

[3]	Security was acquired through a private placement.

[4]	Security was fair valued by the Valuation Committee at September 30, 2010. The total market value of fair valued securities amounts to $718,579, (cost $3,828,678) or 0.5% of total net assets.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $5,333,110, (cost $12,243,570) or 3.7% of total net assets.

[6]	Security is in default of interest and/or principal obligations.

[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[8]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[9]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS
1. Summary of Fair Value Exposure at Each Level
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, private investments in public equities (PIPEs), certain corporate debt, and short term securities with maturities of 60 days or less, including commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Foreign equities typically fall into Level 1, but may move to Level 2 depending on market conditions, post local close time. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of September 30, 2010. These assets are measured on a recurring basis.

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments	In Securities	Instruments	In Securities	Instruments	Total
Assets
High Yield Fund	2,452,463	0	181,291,416	0	1,709,875	0	185,453,754
U.S. Intermediate Bond Fund	49,618,396	0	90,401,805	0	718,580	0	140,738,781

Liabilities
High Yield Fund	0	0	0	0	0	0	0
U.S. Intermediate Bond Fund	0	0	0	0	0	0	0
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.
At the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 or from Level 2 to Level 1.

NOTES TO FINANCIAL STATEMENTS (continued)
2. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Investments
High Yield Fund
ASSETS:
Beginning Balance	1,397,436
Total realized gains or losses included in earnings	0
Total unrealized gains or losses included in earnings	162,467
Purchases, sales, issuances, and settlements (net)	-197,448
Transfers in and/or out of Level 3	347,420
Ending Balance	1,709,875

U.S. Intermediate Bond Fund
ASSETS:
Beginning Balance	717,097
Total realized gains or losses included in earnings	0
Total unrealized gains or losses included in earnings	1,483
Purchases, sales, issuances, and settlements (net)	0
Transfers in and/or out of Level 3	0
Ending Balance	718,580
3. Senior Loans
Senior loans in which the Funds invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2010.
4. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2.	Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: 11/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: 11/24/10

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date: 11/24/10